Note 8 - Debt	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
(
8
)

DEBT

Letters of Credit

We have issued letters of credit as the security deposits for certain of our domestic leases. These letters of credit are secured by pledged certificates of deposit which are classified as Restricted Certificates of Deposit on our balance sheets. The terms of our leases require us to renew these letters of credit at least
30
days prior to their expiration dates for successive terms of not
less than
one
year until lease expiration. Our outstanding letters of credit at
December 31, 2016
and
2015
consisted of the following:

		L/C	Lease	Letters of Credit Amount Outstanding
Facility	Original L/C Issue Date	Expiration Date	Expiration Date	Dec. 31 2016	Dec. 31, 2015
Mt. Laurel, NJ	3/29/2010	3/31/2018	4/30/2021	$125	$250
Mansfield, MA	10/27/2010	11/08/2017	8/31/2021	50	100
				$175	$350